Stockholders Equity - Summary of Stock-based Compensation Activity Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of shares subject to option, Beginning Balance	37,028,088	37,912,097
Number of shares subject to option, Granted	15,401,179	294,065
Number of shares subject to option, Exercised	(375,747)	(500,543)
Number of shares subject to option, Forfeited	(316,303)	(396,626)
Number of shares subject to option, Expired	(90,761)	(280,905)
Number of shares subject to option, Ending Balance	51,646,456	37,028,088
Number of shares subject to option, Vested and exercisable	43,842,127	35,314,526
Weighted average exercise price per share, Beginning Balance	$ 3.74	$ 3.74
Weighted average exercise price per share, Granted	5.08	3.69
Weighted average exercise price per share, Exercised	3.76	5.34
Weighted average exercise price per share, Forfeited	5.06	3.67
Weighted average exercise price per share, Expired	3.87	4.35
Weighted average exercise price per share, Ending Balance	4.13	3.74
Weighted average exercise price per share, Vested and exercisable	$ 3.71	$ 3.68
Weighted average remaining contractual term (years)	6 years 3 months 14 days	6 years 29 days
Weighted average remaining contractual term (years), Vested and exercisable	5 years 5 months 19 days	6 years 5 months 4 days
Aggregate intrinsic value	$ 208,614	$ 49,446
Aggregate intrinsic value, Vested and exercisable	195,710	49,262
Unrecognized compensation expense	$ 40,337	$ 2,708